Exhibit 99.8

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	xxxx2022	Closed	2025-01-06 19:36	2025-01-07 14:05	Resolved	1 - Information	C	A	Credit	Credit	Borrowing Entity / Individual has insufficient experience	Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-01/07/2025

Resolved-Document Uploaded -Resolved  - Due Diligence Vendor-01/07/2025

Ready for Review-Document Uploaded.  - Seller-01/06/2025

Open-Borrowing Entity has Insufficient Experience (Less than 1) Experience document provided with "0" UW verified properties. Needed Client to provide updated Experience sheet.
														- Due Diligence Vendor-01/06/2025	Ready for Review-Document Uploaded. - Seller-01/06/2025	Resolved-Borrowing Entity has Sufficient Experience (Greater Than or Equal to 1) - Due Diligence Vendor-01/07/2025 Resolved-Document Uploaded -Resolved - Due Diligence Vendor-01/07/2025	XXXX.pdf			PA	Investment	Purchase	NA	XXXX	N/A	N/A